SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /    /
                                                                           ----



         Pre-Effective Amendment No.                                       /   /
                                     -------                                ---


         Post-Effective Amendment No.   22                                  /X/
                                      ------                                 -


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /    /
                                                                        ----
OF 1940
         Amendment No.   23                                                 /X/
                       ------                                                -


                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700
                                 --------------

 Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite
                        200, Southlake, Texas 76092
 -------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ /on __________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/_/ on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/_/this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                          THE AMERIPRIME ADVISORS TRUST





                                   PROSPECTUS
                              September 1, 2001




                            Taxable Money Market Fund
















The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents


RISK RETURN SUMMARY.............................................................


FEES AND EXPENSES OF THE FUND...................................................

HOW TO INVEST IN THE FUND.......................................................
     Initial Purchase...........................................................
     Additional Investments.....................................................
     Other Purchase Information.................................................
HOW TO EXCHANGE SHARES..........................................................
HOW TO REDEEM SHARES............................................................
     By Mail....................................................................
     By Telephone...............................................................
     Check Writing..............................................................
     Additional Information.....................................................
DESCRIPTION OF CLASSES..........................................................
DETERMINATION OF NET ASSET VALUE................................................
DIVIDENDS, DISTRIBUTIONS, AND TAXES.............................................
MANAGEMENT OF THE FUND..........................................................
DISTRIBUTION AND SHAREHOLDER SERVICES PLANS.....................................
OTHER INFORMATION ABOUT INVESMENTS..............................................
[THE V.O.I.C.E. PROGRAM]........................................................
FINANCIAL HIGHLIGHTS............................................................
PRIVACY POLICY..................................................................

                               RISK RETURN SUMMARY

Investment Objective

         The investment objective of the Taxable Money Market Fund is a high level of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Strategies

         The Fund invests primarily in a diversified portfolio of high quality, short-term money market instruments that present minimal credit risks, as determined by the Fund's investment adviser. The Fund intends to maintain a constant net asset value of $1.00 per share, and a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investments principally include:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; notes, bonds and discount notes of U.S. government agencies or instrumentalites

o short-term corporate debt instruments (including commercial paper and variable rate demand notes) which mature in 270 days or less

o    repurchase agreements collateralized by eligible investments

o    money market funds

Principal Risks of Investing in the Fund

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o Interest Rate Risk. A money market fund's yield changes as current interest rates change. When interest rates are low, the fund's yield (and total return) will also be low.
o Credit Risk. The issuer of a security in the Funds' portfolio may default on its payment obligation, which could cause the Fund's share price or yield to fall. The Fund could also be negatively affected if investors lose confidence in the issuer's ability to pay back its debt.
o Government Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.
o Management Risk. The Fund's emphasis on quality and stability could cause it to underperform as compared to money market funds that take greater maturity and credit risks.
o        The Fund is not a complete investment program.

Is the Fund Right for You?

         The Fund may be a suitable investment for:

o    Investors seeking current income, preservation of capital, and liquidity

o    Investors who do not want price fluctuation in their investment

     How the Fund has Performed


         The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On September 30, 2001, the Fund acquired the assets and liabilities of another mutual fund (the Unified Taxable Money Market Fund) in a tax-free reorganization. The Fund is a continuation of the predecessor fund and therefore, the bar chart shows changes in the returns of the Class R shares of the predecessor fund from year to year since the inception of the predecessor fund. The table showshow the predecessor fund's average annual total returns over time compare to those of a broad-based securities market index.for Class R shares. The Class Y shares of the predecessor fund had no operating history. Of course, the Fund's (and the predecessor fund's) past performance is not necessarily an indication of its future performance.

                      Taxable Money Market Fund - R Shares
              Annual Total Returns as of December 31 of each Year*
                                [OBJECT OMITTED]

     *The Fund's year-to-date return as of June 30, 2001 was ____%.

         During the period shown, the highest return for a calendar quarter was 1.361.16% in the 4th quarter of 1997,% in the 4th quarter of 2000, and the lowest return was .92.92%% in the 1st 2ndquarter and 2nd quarter of 1999.

          Average Annual Total Returns for the periods ending 12/31/00

1 Year 5 Years Since Inception (6/2/95)
------ ------- ---------------

Class R Shares 4.95% 4.38% 4.20%

7-day Yield (12/31/99): 3.97%(3/31/01): ______%


                          FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder Fees (fees paid directly from your investment)1                    Class R           Class Y
         --------------------------------------------------------------------------------------------------------

         Maximum Sales Charge (Load) Imposed on Purchases....................................None         None
         Maximum Deferred Sales Charge (Load)................................................None         None
         Redemption Fee......................................................................None         None

         1Processing organizations may impose transactional fees on shareholders.

         Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                               Management    Distribution     Servicing      Other         Total Annual Fund
                                  Fees       (12b-1) Fees       Fees         Expenses     Operating Expenses

          Taxable Money Market    .90%           .10%           .15%          None           1.15%Class R .90%
 .10%   .15%                       None           1.15%
          Class Y                 .90%           None           None          None               .90%1

          1 Estimated.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year           3 Years           5 Years          10 Years
                   ------           -------           -------          --------
                    $121              $395             $717            $1,779
Class R             $121              $376             $651            $1,436
Class Y             $ 95              $295             $512            $1,137

Class descriptions are on page 5.

                            HOW TO INVEST IN THE FUND

         The minimum initial investment in the FundClass R shares is $1,000 ($500 for IRA accounts) and minimum subsequent investments are $100, or $50 for an IRA. The minimum initial investment in Class Y shares is $100,000 and minimum subsequent investments are $1,000.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form. (Be sure to specify the name of the Fund and the share class in which you are investing.) Mail the application, in proper form, together with a check made payable to the Fund, to the P.O. Box address listed below. If you prefer to use overnight delivery, use the overnight address listed below:


U.S. Mail:    Taxable Money Market Fund                Overnight:    Taxable Money Market Fund
              c/o Unified Fund Services, Inc.                        c/o Unified Fund Services, Inc.
              P.O. Box 6110                                          431 N. Pennsylvania St.
              Indianapolis, IN  46206-6110                           Indianapolis, IN  46204


         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Transfer Agent at 1-800-408-4682 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application by facsimile. Then, provide your bank with the following information for purposes of wiring your investment:

              Firstar Bank, N.A.
              ABA #04-20000-13
              Attention:  Taxable Money Market Fund
              Credit Account #483616769
              Account Name _______________(write in shareholder name) For Account #________________(write in account number)

         You must mail a signed application to the Fund's Transfer Agent at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and the Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. The Fund will not permit redemptions until the Transfer Agent receives the application in proper form. There is no fee imposed by the Fund for the receipt of wired funds, but financial institutions may charge a fee for wire transfers.

Additional Investments

         You may purchase additional shares of the Fund at any time, in minimum amounts of $100 ($50 for an IRA) for Class R shares, or $1,000 for Class Y shares, by mail, wire, automatic investment, or telephone order.


o Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and a check made payable to the Fund. Additional investments should be mailed to: AmeriPrime Advisors Trust, Taxable Money Market Fund, P.O. Box 640689, Cincinnati, Ohio 45264-0689. The Fund will charge a $15 fee against a shareholder's account for any check return for insufficient funds. The shareholder also will be responsible for any losses suffered by the Trust as a result.


o    A bank wire should be sent as outlined above.

o ACH (Automatic Clearing House) transactions should be established in advance by contacting the Fund's Transfer Agent at 1-800-408-4682. Allow at least two weeks for preparation before using ACH. ACH transactions are completed approximately two business days following the placement of the transfer order. ACH may be used to make direct deposits into a Fund account of part or all of recurring payments made to you by your employer or by the Social Security Administration.

o After an account is open, additional shares may be purchased by telephone order. Call theTransfer Agent at 1-800-408-4682 before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on a given day to purchase shares at that day's price. Orders must be for $1,000 or more and may not be for an amount greater than twice the value of your existing account. Payment by check or wire must be received within three business days, or the order will be canceled and the shareholder will be responsible for any resulting loss to the Fund. Payment for telephone orders may NOT be mailed to the Transfer Agent's P.O. Box address, but must be mailed to: Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204. Payment must be accompanied by the order number given at the time the order is placed.

Other Purchase Information


         Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from your account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                             HOW TO EXCHANGE SHARES

         A shareholder in any of the AmeriPrime Funds or AmeriPrime Advisors Trust mutual funds may exchange shares valued at $1,000 or more for shares of the Fund. You may request an exchange by calling the Transfer Agent at 1-800-408-4682 if your existing account in those funds has authorized telephone redemption privileges, or by writing the Transfer Agent at: AmeriPrime Advisors Trust c/o Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110. A written request to exchange shares having a net asset value of less than $5,000 may be sent by fax if you call the Transfer Agent first. Shares of the Fund must be registered for sale in your state of residence.

o The shares exchanged must have been registered in the shareholder's name for at least five days prior to the exchange request.
o If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.
o An exchange of shares purchased by check will be delayed until the check has cleared and redemption proceeds are available for purchase of the newly acquired shares, which could take up to 15 calendar days.

         Purchases into the Fund may be made by exchange through third parties, who may also perform subaccounting functions on behalf of shareholders.

         An exchange is made by selling shares of one fund and using the proceeds to buy shares of the Fund, with the net asset value for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

         Before making an exchange in the Fund, you should consider the investment objective of the Fund, and you should read this prospectus. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. The exchange privilege is designed to accommodate changes in your investment objectives. It is not designed for frequent trading in response to short-term market fluctuations. The Fund reserves the right to limit a shareholder's use of the exchange privilege. The exchange privilege may be modified or terminated at any time.


                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account at no charge by mail. Your request should be addressed to:


              AmeriPrime Advisors Trust
              c/o Unified Fund Services, Inc.
              P.O. Box 6110
              Indianapolis, IN  46206-6110


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange if you are requesting a redemption of $5,000 or more, or a redemption of any amount payable to a person other than the shareholder of record, or if you request the proceeds be sent to an address other than the address on record. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or he transfer agent, you may be required to furnish additional legal documents prior to redemption to insure proper authorization.

         By Telephone - You may redeem any part of your account by calling the Transfer Agent at 1-800-408-4682. You must complete the Telephone Privileges section of the account application. For existing accounts, call the Transfer Agent to obtain a form. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Check Writing - Shareholders of Class R shares of the Fund may write checks payable to any payee in any amount of $250 or more. You may present up to three checks per month for payment free of charge. Additional checks will result in a charge of $0.30 per check. Daily dividends will continue to accrue on the shares redeemed by check until the day the check is presented for payment.


         In order to write checks against your account, the Check Writing Privileges section of the account application must be completed. For existing accounts, call the Transfer Agent at 1-800-408-4682. You should not use a check to close out your account with the Fund, because daily dividends will accrue until the check is presented for payment.

         Additional Information - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at 1-800-408-4682. Redemptions specifying a certain date or share price cannot be accepted and will be returned. We will mail you the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares on 30 days' written notice if the value of your shares is less than $1,000 ($500 for an IRA) due to shareholder redemptions. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             DESCRIPTION OF CLASSES


         Class R. Class R shares are regular retail shares. Class R shares are subject to a .10% distribution fee and a .15% shareholder servicing fee, in addition to investment management fees and other expenses. Class R shares have a $1,000 minimum initial investment ($500 for IRA accounts), and subsequent purchases must be a minimum of $100, or $50 for an IRA. Class R shareholders may take advantage of the check writing feature.

         Class Y. Class Y shares are available only to institutional investors or other mutual funds. Class Y shares are not subject to distribution or shareholder servicing fees, but are subject to investment management fees and other expenses. Class Y shares have a $100,000 minimum initial investment, and subsequent purchases must be a minimum of $1,000. The Adviser reserves the right to waive the minimum initial investment requirement. Class Y shareholders may not write checks against their account.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated as of 12:00 noon (Eastern time) and at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in a constant NAV of $1.00 per share. Although every effort is made to maintain the NAV at $1.00 per share, there is no assurance that the $1.00 NAV will be maintained at all times. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

         Dividends and Distributions. Each class of the Fund typically distributes substantially all of its net investment income daily. Dividends are automatically reinvested in additional shares unless you request cash distributions on your application or through a written request. If cash payments are requested, daily dividends will accumulate and be paid at the end of each month, as requested in writing.

         Taxes. In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. All income realized by the Fund will be taxable to the shareholder as ordinary income. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

         Unified Investment Advisers, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, serves as investment adviser to the Fund. The adviser is responsible for the selection and ongoing monitoring of the securities in the investment portfolio of the Fund and managing the Fund's business affairs. The adviser was organized in December 1994, and is registered with the Securities and Exchange Commission as an investment adviser. The Fund's adviser is a wholly-owned subsidiary of Unified Financial Services, Inc.


         The adviser pays all of the operating expenses of the Fund except 12b-1 and Shareholder Servicing fees, brokerage, taxes, interest, and extraordinary expenses. The fees paid to the adviser (as a percentage of average daily net assets) during the fiscal year ended September 30, 19992000 by the predecessor fund were 0.90%.


                   DISTRIBUTION AND SHAREHOLDER SERVICES PLANS


         The Fund has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which the Fund is authorized to incur distribution expenses at a maximum annual rate of 0.10% of the average daily net assets of the Class R shares of the Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan applies to Class R shares only.

         The Fund has adopted a Shareholder Services Plan, which is administered by Unified Fund Services, Inc. Under the plan, financial institutions, including brokers, may enter into shareholder service agreements with the Trust to provide administrative support services to their clients or customers who from time to time may be owners of record or beneficial owners of the shares of the Fund. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.15% of the average daily net assets of the Class R shares beneficially owned by the financial institution's clients or customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts. The Shareholder Services Plan applies to Class R shares only.


         Other Arrangements. The Fund's adviser, distributor or administrator may also pay brokers or financial institutions a fee based upon the net asset value of the Fund shares beneficially owned by the broker's or financial institution's clients or customers. This fee is in addition to amounts paid under the Distribution Plan or the Services Plan. These payments will be made directly by the Fund's adviser, distributor and/or administrator from their own assets, will not be made from the assets of the Fund and are not an additional expense of the Fund.

         From time to time the Fund's distributor will purchase Fund shares on behalf of its clients and will be entitled to receive 12b-1 fees, shareholder servicing fees and other administrative fees described herein to the same extent as any other broker or financial institution.

                       OTHER INFORMATION ABOUT INVESTMENTS

         General. From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives. The Fund may also invest in these securities for liquidity purposes.

         The investment objectives and strategies of the Fund may be changed without shareholder approval. Any such change may result in the Fund having an investment objective or employing strategies different from what you considered appropriate at the time of your investment.





         [The Fund's adviser has established a University and Philanthropic Program (the "Program"), entitled "V.O.I.C.E."sm (Vision for Ongoing Investment in Charity and Education)sm pursuant to which the Adviser will make donations from its own income to certain accredited college or university endowments or general scholarship funds ("Eligible Institutions") designated by qualified shareholders. Philanthropic institutions outside of the area of education may be proposed by qualifying shareholders and may, at the sole discretion of the adviser, be accepted for inclusion as an Eligible Institution.

         All Fund shareholders maintaining an average annualized aggregate net asset value of $25,000 or more over the period of an entire calendar quarter ("Qualified Shareholders") will be qualified to designate one or more Eligible Institutions to receive a donation under the Program with respect to that period. A shareholder making an initial investment of $25,000 or more in Fund shares may designate one Eligible Institution on the V.O.I.C.E.sm Program Application. A shareholder making an initial investment of $1,000,000 or more (or maintaining that amount for an entire quarterly period) may designate one additional Eligible Institution for each $l,000,000 invested (or maintained for such period).

         The Fund's adviser will donate, on a quarterly basis, from its own income an amount at an annual rate equal to 0.25% of the average daily aggregate net asset value of the shares owned by the Qualified Shareholder for the preceding quarterly period. This donation will be made on a quarterly basis for so long as the average daily aggregate net asset value of the shares owned by the Qualified Shareholder remains above $25,000 for the applicable quarterly period. Donations will be made by the Adviser in the name of the Qualified Shareholder to the Eligible Institution(s) designated by the Qualified Shareholder. However, while the donation will be made in the Qualified Shareholder's name, the Qualified Shareholder will not be entitled to any tax deductions for such donation.


         All Qualified Shareholders desiring to change their designated Eligible Institution(s) may do so twice a year, in January and July. If a Qualified Shareholder was entitled to designate, and did designate, more than one Eligible Institution, the amount donated will be allocated according to the percentages designated on the V.O.I.C.E.sm Program Application.

         Donations will be made by the Adviser from its own income and, therefore, will have no impact on the expenses or yield of the Funds. There can be no assurances that the Adviser will have income from which to make donations.

         The preceding information is only a summary of the V.O.I.C.E.sm Program and is qualified in its entirety by the more complete information available from the Adviser.

         Information about the V.O.I.C.E.sm Program, including applications to participate in the Program, may be obtained from the Adviser by calling 1-800-408-4682.

                              FINANCIAL HIGHLIGHTS


         The following table is intended to help you better understand the financial performance of the Fund's predecessor (the Unified Taxable Money Market Fund) since inception. All information is for Class R shares. Certain information reflects financial results for a single fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each period ended September 30 has been audited by McCurdy & Associates CPA's, Inc. The information for the semi-annual period March 31, 2001 is unaudited. The annual report of the predecessor fund for the most recent fiscal year includes a discussion of the predecessor fund's performance. It is available from the Fund upon request and without charge.



                                        Six months ended
                    March 31, 2001 Years ended September 30,
                                      ------------------------------    -------------   --------------   --------------
                                      --------------   -------------    -------------   --------------   --------------
                                       (Unaudited)         2000             1999             1998            1997             1996
                                      --------------   --------------   -------------    -------------   --------------   ----------
                                      --------------   --------------   -------------    -------------   --------------   ----------

Selected Per Share Data
Net asset value, beginning of period  $   1.00         $   1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                      --------------   --------------   -------------    -------------   --------------   ----------
                                      --------------   --------------   -------------    -------------   --------------   ----------
Income from investment operations
   Net investment income (loss)
                                          0.02             0.04            0.04             0.04             0.03             0.04
   Net realized and unrealized gain
                                           -                -               -                -                -                -
                                      --------------   --------------   -------------    -------------   --------------   ----------
                                      --------------   --------------   -------------    -------------   --------------   ----------
Total from investment operations
                                          0.02             0.04            0.04             0.04             0.03             0.04
                                      --------------   --------------   -------------    -------------   --------------   ----------
                                      --------------   --------------   -------------    -------------   --------------   ----------
Less distributions
  From net investment income
                                         (0.02)           (0.04)          (0.04)           (0.04)           (0.03)           (0.04)
                                      --------------   --------------   -------------    -------------   --------------   ----------
                                      --------------   --------------   -------------    -------------   --------------   ----------
Total distributions
                                         (0.02)           (0.04)          (0.04)           (0.04)           (0.03)           (0.04)
                                      --------------   --------------   -------------    -------------   --------------   ----------
                                      --------------   --------------   -------------    -------------   --------------   ----------

Net asset value, end of period        $   1.00         $   1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                      ==============   ==============   =============    =============   ==============   ==========
                                      ==============   ==============   =============    =============   ==============   ==========


Ratios and Supplemental Data
Net assets, end of period (000)        $  43,284        $  43,717       $  52,413        $  65,575        $  50,620        $  50,545

Ratio of expenses to average net           1.15% (a)        1.15%           1.15%            1.30%            1.44%            1.25%
assets
Ratio of expenses (after reimbursement)
   to average net assets                    N/A              N/A             N/A            1.10%            1.12%            1.16%
Ratio of net investment income to
   average net assets                      4.96% (a)        4.44%           3.81%            4.12%            3.86%            4.12%
Ratio of net investment income to
    (after reimbursement) to average
      net assets                             N/A              N/A             N/A            4.33%            4.19%            4.21%

(a)  Annualized.

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Funds' policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Funds at 1-800-408-4682 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds, or to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request, at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.



Investment Company Act #811-09541










                            AmeriPrime Advisors Trust


                            Taxable Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                September 1, 2001





         This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus of the Taxable Money Market Fund dated September 1, 2001. This SAI incorporates by reference the financial statements and independent auditor's report from the Annual Report to Shareholders of the Fund's predecessor (the Unified Taxable Money Market Fund) for the fiscal year ended September 30, 2000. A free copy of the Prospectus and Annual Report can be obtained by writing to the Fund at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling 1-800-408-4682.




                                TABLE OF CONTENTS


                                                                        Page



Description of the Trust and the Fund..........................................2


Additional Information about Fund Investments and
Risk Considerations............................................................3
Investment Limitations.........................................................7
Investment Advisory Arrangements...............................................8
Trustees and Officers..........................................................9
Portfolio Transactions and Brokerage..........................................10
Distribution Plan.............................................................11
Shareholder Services Plan.....................................................11
Purchase and Redemption.......................................................11
Determination of Share Price..................................................12
Tax Status....................................................................12
Performance Information.......................................................13
Custodian.....................................................................14
Transfer Agent, Fund Accounting Agent, and Administrator......................14
Independent Accountants.......................................................15
Distributor...................................................................15
Financial Statements..........................................................15

DESCRIPTION OF THE TRUST AND THE FUND


         The Taxable Money Market Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on __________________, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Unified Investment Advisers, Inc. (the "Adviser"). On August 31, 2001, the Fund acquired all of the assets and assumed all of the liabilities of the Unified Taxable Money Market Fund, a series of the Unified Funds (the "Predecessor
Fund), in a tax-free reorganization.

          The shares of the Fund are divided into two classes, designated Class R and Class CY shares. The differing expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The Shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. The Trust will, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications with other shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         As of August _____,November 15, 2000 2001 the following persons may be deemed to beneficially own five percent (5%) or more of the Fund:
         As of August ____November 15, 2000, 2001, the officers and Trustees as a group beneficially owned less than 1% of the Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS


         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

Convertible Securities

         The Fund may invest up to 5% of its assets in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

         The Fund may also elect to hold or trade convertible shares. In selecting convertible securities, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Bank Instruments

         The Fund may invest in time deposits (including savings deposits and certificates of deposit), deposit notes and bankers acceptances in commercial banks or savings associations whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured financial institutions or who have at least $100 million in capital. These instruments may also include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information.

Corporate Debt Obligations

         The Fund may invest in corporate debt obligations, including corporate bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest.

         Ratings. The Fund's rating requirements, are described in the Prospectus. In certain cases the Fund's investment adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to investment grade bonds. Downgraded securities will be evaluated on a case-by-case basis by the Fund's investment adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.


         Medium Term Notes and Deposit Notes. Medium term notes ("MTNs") and Deposit Notes are similar to Variable Rate Demand Notes as described in the Prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years.


         Section 4(2) Commercial Paper. Section 4(2) commercial paper is commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that the criteria for liquidity established by the Board of Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends to not subject such paper to the limitation applicable to restricted securities.

Variable and Floating Rate Securities.

         The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at any time or at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for an obligation. The Fund will take demand features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual municipal securities. In addition, the absence of an unconditional demand feature exercisable within seven days will, and the failure of the issuer or a third party to honor its obligations under a demand feature, might require a variable or floating rate obligation to be treated as illiquid for purposes of the Fund's 15% limitation on illiquid investments.

         The Fund may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.


         Some of these floating rate corporate debt obligations include floating rate corporate debt securities issued by savings and loans and collateralized by adjustable rate mortgage loans, also known as collateralized thrift notes. Many of these collateralized thrift notes have received AAA ratings from nationally recognized statistical rating organizations. Collateralized thrift notes differ from traditional "pass through" certificates in which payments made are linked to monthly payments made by individual borrowers net of any fees paid to the issuer or guarantor of such securities. Collateralized thrift notes pay a floating interest rate which is tied to a pre-determined index, such as the six-month Treasury bill rate. Floating rate corporate debt obligations also include securities issued to fund commercial real estate construction.

         Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.

Mortgage-Backed Securities


         The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent an interest in an underlying pool of mortgages. Unlike ordinary fixed-income securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "prepayment" risks.


         The Fund may purchase mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), and the Federal Housing Authority (FHA). GNMA securities are guaranteed by the U.S. Government as to the timely payment of principal and interest; securities from other Government-sponsored entities are generally not secured by an explicit pledge of the U.S. Government. The Fund may also invest in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. Government. Mortgage securities that are guaranteed by the U.S. Government are guaranteed only as to the timely payment of principal and interest. The market values of the securities are not guaranteed and may fluctuate.

Investments in Other Mutual Funds


         The Fund may invest incidentally in other mutual funds and may not invest more than 5% of its total assets in any one mutual fund, or more than 10% in mutual funds in general. The funds of the Trust, considered together, may not invest in more than 3% of the outstanding voting securities of any one mutual fund. The foregoing limitation is not applicable to investment company securities acquired as part of a merger, consolidation, reorganization or other acquisition.

         The Trust believes that investing in other mutual funds could provide the Fund with opportunities to achieve greater diversification the portfolio securities and investment techniques than the Fund could achieve by investing in individual securities. The Fund will normally invest only in other mutual funds that do not impose up-front sales loads or deferred sales loads or redemption fees. If the Fund invests in a mutual fund that normally charges a sales load, it will use available sales load waivers and quantity discounts to eliminate the sales load. However, the Fund may invest in funds that have 12b-1 plans or shareholder services plans which permit the funds to pay certain distribution and other expenses from fund assets. To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative.

         The Fund is independent from any of the other mutual funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those funds. If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. However, a mutual fund is not required to redeem any of its shares owned by another mutual fund in an amount exceeding 1% of the underlying fund's shares during any period of less than 30 days. As a result, to the extent that the Fund owns more than 1% of another mutual fund's shares, the Fund may not be able to liquidate those shares in the event of adverse market conditions or other considerations.

Asset-Backed Securities

         The Fund may invest in mortgage related asset-backed securities that are considered U.S. government securities. Asset-backed securities are created by the grouping of certain governmental, government related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.


         Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

         The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Foreign Securities


         The Fund may invest in foreign securities, including foreign securities not publicly traded in the United States. The Fund may only invest in foreign securities that are denominated in U.S. dollars. The Fund may also invest in foreign companies through the purchase of American Depositary Receipts (ADRs). ADRs are dollar-denominated receipts generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer.


         Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation and nationalization, confiscatory taxation, reduced levels of government regulation of securities markets, currency fluctuations and restrictions on, and costs associated with, the exchange of currencies, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of a default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.


Foreign Bank Instruments

         The Fund may invest in foreign bank instruments, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Yankee Certificates of Deposit ("Yankee Cds"), and Europaper. These instruments are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions of the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee Cds because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recording keeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

U.S. Government Obligations

         The Fund may invest in U.S. government obligations. These securities are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"), are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities, because it is not obligated to do so.

Repurchase Agreements

         The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Firstar Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Loans of Portfolio Securities

         The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's total assets.


INVESTMENT LIMITATIONS


         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Selling Short and Buying on Margin. The Fund will not sell securities short or purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for clearance of transactions.

         2. Issuing Senior Securities and Borrowing Money. The Fund will not issue senior securities except as required by forward commitments to purchase securities or currencies and except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

         3. Pledging Assets. The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. Margin deposits for the purchase and sale of options, financial futures contracts and related options are not deemed to be a pledge.

         4. Diversification of Investments. The Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.


         5. Investing in Real Estate. The Fund will not buy or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


     6.  Investing  in   Commodities.   The  Fund  will  not  purchase  or  sell
commodities.

         7. Underwriting. The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

         8. Lending Cash or Securities. The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

         9. Concentration of Investments. The Fund will not invest 25% or more of the value of its total assets in any one industry or in government securities of any one foreign country, except that (i) the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, each of the Aggressive Growth Fund, the Asset Allocation Fund,and (ii)each of the Fund and the Tax-Free Money Market Fundmay invest without limitation in domestic bank instruments. Governmental issuers of municipal securities are not considered part of any "industry." The Tax-Free Money Market Fund may invest more than 25% of the value of its total assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations.


         10. Investing in Securities of Other Investment Companies. The Fund will limit its investments in other investment companies to no more than 3% of the total outstanding voting securities of any one investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The foregoing limitations are not applicable to investment company securities acquired as part of a merger, consolidation, reorganization or other acquisition.

     11. Dealing in Puts and Calls. The Fund will not deal in puts and calls.


         Non-Fundamental Investment Limitations. The following limitations may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


         1. Investing in Restricted Securities. The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

         2. Investing in Illiquid Securities. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain foreign currency options, and certain securities not determined by the Trustees to be liquid.

         3. Investing in New Issuers. The Fund will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, that have been in operation for less than three years. With respect to asset backed securities, the Fund will treat the originator of the asset pool as the company issuing the security for purposes of determining compliance with this limitation.

         4. Investing in Issuers whose Securities are Owned by Officers and Trustees. The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

         5. Investing in Minerals. The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs or leases, although they may purchase the securities of issuers which invest in or sponsor such programs.

INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser

     The Fund's investment adviser is Unified Investment Advisers, Inc. (the "Adviser"). The Adviser is a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified Financial Services, Inc. and/or its subsidiaries.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Advisory Fees

         For its advisory services, the Adviser receives an annual investment advisory fee as described in the Prospectus. Prior to February 2, 1998, the Adviser was compensated under a different arrangement. For the fiscal years ended September 30, 2000, 1999 and 1998, the Predecessor Fund paid the Adviser $395,102, $505,473 and $420,622, respectively:

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                  Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime Financial Securities, Inc.,
                                                      the Fund's distributor, from 1994 through November 2000; President and Trustee of AmeriPrime Funds and AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Fund's transfer agent, fund accountant and
Suite 200                            Financial        administrator, since August 2000.  Manager of AmeriPrime Financial
Southlake, Texas  76092              Officer          Services, Inc. from February 2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing, January 1999 to January 2000.  Vice
                                                      President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for CMS Hartzell, a manufacturer, from April 2000 to
5016 Cedar River Tr.                                  present.  Account Manager for Clarion Technologies, a manufacturer
Fort Worth, Texas  76137                              of automotive, heavy truck, and consumer goods, from 1996 to April
Year of Birth:  1964                                  2000.  From 1986 to 1996, an engineer for Sicor, a telecommunication hardware company.
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various positions with Texas Instruments, a technology company,
8505 Forest Lane                                      since 1995, including the following: Program Manager for
MS 8672                                               Semi-Conductor Business Opportunity Management System, 1998 to
Dallas, Texas 75243                                   present; Development Manager for web-based interface, 1999 to
Year of Birth:  1962                                  present; Systems Manager for Semi-Conductor Business Opportunity
                                                      Management System, 1997 to 1998; Development Manager
                                                      for Acquisition Manager, 1996-1997; Operations
                                                      Manager for Procurement Systems, 1994-1997.
==================================== ================ ======================================================================





         The following table estimates the Trustees' compensation for the Fund's first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 From Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                        0                           0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                             $_____                     $_____
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                          $_____                     $_____
==================================== ======================= ==================================

John Hinkel
David Bottoms
PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.


         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or any other accounts over which the Adviser may exercise investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Consistent with the Rules of Fair Practice of the national Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DISTRIBUTION PLAN

         Rule 12b-1 under the Investment Company Act of 1940 describes the circumstances under which an investment company such as the Trust may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity which is primarily intended to result in the sale of Trust shares.


         The Trust has adopted a Distribution Plan with respect to the Class R shares of the Fund. Pursuant to this Plan, the Fund is authorized to incur distribution expenses including those incurred in connection with preparing and distributing sales literature and advertising, preparing, printing and distributing prospectuses and statements of additional information used for other than regulatory purposes or distribution to existing shareholders, implementing and operating the Plan, and compensating third parties for their distribution services.

         The Fund may expend annually up to 0.10% of the Fund's Class R shares average daily net assets pursuant to the Plan. A report of the amounts so expended by the Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan may not be amended to increase materially the costs that the Fund may bear for distribution pursuant to the Plan without approval of the amendment by the shareholders of the affected Fund.

         The Board of Trustees expects that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

         The Predecessor Fund was one of several mutual funds that comprised the Unified Funds. During the fiscal year ended September 30, 2000, Unified Financial Securities, Inc., the Unified Fund's distributor, spent $135,407 under the Unified Fund's Distribution Plan. Of this amount, approximately $10,400 was spent on printing and mailing marketing materials; $60,000 was spent on sales and marketing payroll; $40,000 was spent on sales related travel and entertainment expenses, and $25,007 was spent to compensate broker-dealers. The Trust's total reimbursement of the distributor was .10% of each applicable fund's average daily net assets, or $50,133. The Predecessor Fund's total reimbursement was $________.

SHAREHOLDER SERVICES PLAN

         The Trust has adopted a Shareholder Services Plan (the "Services Plan") with respect to the Class R shares of the Fund. Pursuant to the Services Plan, the Fund is authorized to incur annual expenses of up to 0.15% of their average daily net assets for administrative support services provided their shareholders. Such expenses may include costs and expenses incurred by third parties for administrative services to the Fund's shareholders, including answering shareholder inquiries, maintenance of shareholder accounts, performing sub-accounting, obtaining taxpayer identification number certificates from shareholders, personnel whose time is attributable to servicing the shareholders of the Fund, and the provision of personal services to shareholders. For the fiscal year ended September 30, 2000, the Trust's Administrator, Unified Fund Services, Inc., received $65,675 from the Predecessor Fund.


PURCHASE AND REDEMPTION

Terms of Purchase

         The Trust reserves the right to reject any purchase order and to change the amount of the minimum initial and subsequent investments in the Fund upon notice.

Reopening an Account

         A shareholder may reopen a closed account with a minimum investment of $1,000 without filing a new account application, during the calendar year the account is closed or during the following calendar year, provided that the information on the existing account application remains correct.

Brokers

         The Trust has authorized one or more brokers to accept purchase and redemption orders on behalf of the Fund. Authorized brokers are permitted to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, an authorized broker's designee, accepts the order. Orders will be priced at the Fund's net asset value next computed after the order is accepted by an authorized broker or the authorized broker's designee.

Suspension of Redemptions

         The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed, (b) when trading in the markets the particular Fund normally uses is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

         The Fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in a constant net asset value of $1.00 per share. Although every effort is made to maintain the net asset value at $1.00 per share, there is no assurance that the $1.00 net asset value will be maintained at all times.

TAX STATUS

Status of the Fund

         The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders' Tax Status

         Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. Depending on the composition of the Fund's income, a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. In general, dividend income of the Fund distributed to certain U.S. corporate shareholders will be eligible for the corporate dividends received deduction only to the extent that (i) the Fund's income consists of dividends paid by certain U.S. corporations and (ii) the Fund would have been entitled to the dividends received deduction with respect to such dividend income if the Fund were not a regulated investment company.

         The foregoing tax consequences apply whether dividends are received in cash or as additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.


Capital Gains

         Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

Foreign Taxes

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

PERFORMANCE INFORMATION


         Quotations of the Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


Total Return

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of a fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n = ERV

Where:           P =      a hypothetical $1,000 initial investment
                 T =      average annual total return
                 n =      number of years
                 ERV =    ending  redeemable value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


Yield

         The "yield" of a money market fund refers to the income generated by an investment in the fund over a seven-day period. This income is then annualized. The amount of income generated by investments during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


         The yield does not necessarily reflect income actually earned by the applicable shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.


         The annualized yield of the Fund for the seven-day period ended March 31, 2001 was ____%. The effective yield of the Fund for that seven-day period was _________%.

Performance Comparisons

         A comparison of the quoted non-standard performance of various investments is valid only if performance is calculated in the same manner. Because there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with the performance quoted with respect to other investment companies or types of investments.

         From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc. and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a fund's risk. Rankings may be listed among one or more of the asset-size classes as determined by the independent ranking organization. Footnotes in advertisements and other marketing literature will include the organization issuing the ranking, time period, and asset size class, as applicable, for the ranking in question.


         Marketing and other literature for the Fund may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a comparison of the Fund to broad categories of comparable funds in terms of potential risks and returns. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return. Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve loss of principal.

CUSTODIAN

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 ("Custodian") serves as the custodian for the Fund. As Custodian, Firstar Bank acts as the Fund's depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties. General correspondence to the Custodian, such as for IRA information, etc., should be addressed to: Firstar Bank, P.O. Box 1038 Location 6118, Cincinnati, Ohio 45201. When Fund purchases or deposits require delivery directly to the Custodian, those correspondences should be addressed to: AmeriPrime Advisors Trust, Taxable Money Market Fund, P.O. Box 640689, Cincinnati, Ohio, 45264-0689.

TRANSFER AGENT, FUND ACCOUNTING AGENT, AND ADMINISTRATOR

         Unified Fund Services, Inc. ("Unified"), P.O. Box 6110, Indianapolis, Indiana 46206-6110, acts as the transfer agent, fund accounting agent and administrator for the Trust under the terms of a Mutual Fund Services Agreement. As transfer agent, Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Unified receives a monthly fee [from the Adviser] at an annual rate of [.025% of the net assets of the Fund]. As administrator, Unified manages the Trust's business affairs, and provides other administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For these services, Unified receives a monthly fee [from the Adviser] at an annual rate of [.135% of the net assets of the Fund]. Unified also provides fund accounting services to the Fund, including maintaining the Fund's accounts, books and records and calculating the daily net asset value. For these services, Unified receives a monthly fee [from the Adviser] at an annual rate of [.025% of the net assets of the Fund]. For the fiscal year ended September 30, 1998, Unified received $______ and $_____ from the Predecessor Fund and $______ and $______ from the Adviser for its services as administrator and fund accounting agent, respectively. For the fiscal year ended September 30, 1999, Unified received $______ and $_____ from the Adviser for these services. For the fiscal year ended September 30, 2000, Unified received $_______ and $________ from the Adviser for these services. Unified Fund Services, Inc., Unified Investment Advisers, Inc., and Unified Financial Securities, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc. [Kenneth D. Trumpfheller, President and a Trustee of the Trust; and Robert A. Chopyak, Treasurer of the Trust, are affiliates of Unified Fund Services, Inc.]

INDEPENDENT ACCOUNTANTS

         The firm of McCurdy & Associates CPA's Inc., 27955 Clemens Road, Westlake, OH 44145, has been selected as independent public accountants for the Fund for the fiscal year ending September 30, 2001. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 N. Pennsylvania St., Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in this Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Fund's predecessor (the Unified Taxable Money Market Fund) dated September 30, 2000. The Trust will provide the Annual Report without charge at written or telephone request.

PART C.           OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (i) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Copies of Amendments No. 3-5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


     (iv) Copy of Amendment No. 6 to Registrant's Declaration of Trust is filed herewith.

     (v) Copy of Amendment No. 7 to Registrant's Declaration of Trust is filed herewith.

     (vi) Copy of Amendment No. 8 to Registrant's Declaration of Trust is filed herewith.

     (vii) Copy of Amendment No. 9 to Registrant's Declaration of Trust is filed herewith.

     (viii) Copy of Amendment No. 10 to Registrant's Declaration of Trust is filed herewith.


(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

     (i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

     (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
incorporated by reference.

     (xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (xii) Registrant's Management Agreement with AExpert Advisory, Inc. for the Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiv) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge
Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvi) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

      (xviii) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

      (xix) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.


      (xx) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Insight Growth Fund (formerly iExchange New Economy Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.


     (xxi)   Registrant's   Management   Agreement  with  Capital  Cities  Asset
Management, Inc. for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.


     (xxii) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund is filed herewith.

     (xxiii) Registrant's Form Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (xxiv) Registrant's Form Management Agreement with Sheer Asset Management, Inc. for the Thematic Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (xxv) Registrant's Form Management Agreement with Bates Total Asset Management, Inc. for the RiverGuide Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


(e)  Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


      (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC is filed herewith.


     (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


     (iv)  Registrant's  Exhibit  A  to  Underwriting   Agreement  with  Unified
Financial Securities, Inc. is filed herewith.


(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.

     (i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


     (ii) Registrant's Appendix B to Custodian Agreement with Firstar Bank, N.A. is filed herewith.


(h)  Other Material Contracts.  None.

(i)  Legal Opinion.


     (i) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)  Other Opinions.

      (i)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.


     (ii)  Consent of  Deloitte & Touche  LLP,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  19,  is  hereby  incorporated  by reference.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

      (ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.


      (iii) Form of Registrant's Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the MutualMinds.com Funds) is filed herewith.


     (iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (v) Registrant's Rule 12b-1 Distribution Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


      (vi) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund is filed herewith.


     (vii)  Registrant's  Rule  12b-1  Distribution  Plan for the Iron
Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

      (viii) Registrant's Rule 12b-1 Distribution Plan for the Thematic
Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(o)  Reserved.

(p)   Codes of Ethics.


     (i) Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc. is filed herewith.


(q)  Powers of Attorney.

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

     (ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to
Registrant's   Pre-Effective   Amendment  No.  1,  are  hereby  incorporated  by
reference.

     (iii) Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iv) Power of Attorney for the Treasurer,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds
-------- ------------------------------------------------------------


      As of June 21, 2001, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 70.88% of the StoneRidge Equity Fund and 99.55% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

      As of June 21, 2001, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.


Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

 (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.


     (d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless
Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.


(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser


(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser.

     (i) Stoneridge has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

      (ii) Information with respect to each officer and member of NCC is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Robinson is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e)  T.H.  Fitzgerald,   Jr.  ("Fitzgerald"),   180  Church  Street,  Naugatuck,
Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

     (i) Fitzgerald has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each principal of Fitzgerald is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

(f) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.

     (i) AExpert has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of AExpert is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(g) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.

     (i) Cloud, Neff has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(h) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Strategic Ascent Fund and the Paragon Dynamic Fortress Fund, is a registered investment adviser.

     (i) Paragon has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

     (i) Riccardi has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange Insight Growth Fund, is a registered investment adviser.

     (i) Interactive has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Interactive is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-59750).

(k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.

     (i) Capital Cities has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-45494).

(l) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.

     (ii)Information with respect to each officer and director of Polynous is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-49411).

(m) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Fixed Income Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Iron is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-46417).

(n) Sheer Asset Management, Inc. ("Sheer"), 444 Madison Avenue, New York, New York 10022, adviser to the Sheer Thematic Equity Fund, is a registered investment adviser.

      (i)  Sheer has engaged in no other business during the past two years.

      (ii) Information with respect to each officer and director of Sheer is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-38824).

(o) Bates Total Asset Management, Inc. ("Bates"), 401 Junction Highway, Kerrville, Texas 78028, adviser to the RiverGuide Fund, is currently registered as an investment adviser in Texas, and will register with the SEC prior to the RiverGuide Fund commencing operations.

      (i) Bates and its officers have engaged in various business activities of a substantial nature during the past two years. Information regarding such activities is incorporated by reference to Form ADV filed by it under the Investment Advisers Act (SEC File Number - to be supplied).

      (ii) Information with respect to each officer and director of Bates is incorporated by reference to the Form ADV.



Item 27. Principal Underwriters

Unified Financial Securities, Inc.:



(a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, Avalon Funds, Inc., Julius Baer Investment Funds, Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, Rockland Fund Trust, Securities Management & Timing Funds, Sparrow Funds, TANAKA Funds, Inc., Unified Funds and Valenzuela Capital Trust.


(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)  Not applicable.

Polynous Securities, LLC:

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities") Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c)       Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B
-------- -------------------------------------------------

      None.

Item 30. Undertakings

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the ___ day of July, 2001.

                                          AmeriPrime Advisors Trust

                        By:         /s/
                      --------------------------------------
        `                  Donald S. Mendelsohn
                           Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                           *By:      /s/
Kenneth D. Trumpfheller,*      Donald S. Mendelsohn
President and Trustee          Attorney-in-Fact

Richard Wright,*                                   July 17, 2001
Trustee

Mark Muller,*
Trustee

Robert A. Chopyak,*
Treasurer and Chief Financial Officer


                                  EXHIBIT INDEX

1.       Amendment No. 6 to Declaration of Trust......................................................EX-99.23.a.iv
2.       Amendment No. 7 to Declaration of Trust.......................................................EX-99.23.a.v
3.       Amendment No. 8 to Declaration of Trust......................................................EX-99.23.a.vi
4.       Amendment No. 9 to Declaration of Trust.....................................................EX-99.23.a.vii
5.       Amendment No. 10 to Declaration of Trust...................................................EX-99.23.a.viii
6.       Management Agreement (Polynous Growth Fund)................................................EX-99.23.d.xxii
7.       Underwriting Agreement (Polynous Securities, LLC)............................................EX-99.23.e.ii
8.       Exhibit A to Underwriting Agreement (Unified Financial Securities, Inc.).....................EX-99.23.e.iv
9.       Appendix B to Custodian Agreement............................................................EX-99.23.g.ii
10.      Opinion and Consent of Brown, Cummins & Brown Co., L.P.A......................................EX-99.23.i.i
11.      Consent of Accountants (McCurdy & Associates CPA's, Inc.).....................................EX-99.23.j.i
12.      Form of Rule 12b-1 Distribution Plan (iExchange Funds)......................................EX-99.23.m.iii
13.      Rule 12b-1 Distribution Plan (Polynous Growth Fund)..........................................EX-99.23.m.vi
14.      Code of Ethics................................................................................EX-99.23.p.i